Supplementary Financial Statement Information - Inventory (Details3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished and semi-finished	$ 996.7	$ 842.3
Raw materials	388.3	390.3
Inventory, net	$ 1,385.0	$ 1,232.6